Cover	Jul. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Current Fiscal Year End Date	--03-31
File Number	333-225433
Registrant Name	TREND INNOVATIONS HOLDING INC.
Entity Central Index Key	0001740797
Tax Identification Number	38-4053064
Incorporation State Country Code	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	702
Local Phone Number	509-1747
Written Communications	false
Soliciting material	false
Pre-commencement communication	false
PreCommencement Issuer Tender Offer	false
Emerging growth company	true
Elected Not To Use the Extended Transition Period	false